Intangible Assets - Intangible asset balances and accumulated amortization (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Accumulated amortization		$ (6,892)		$ (2,800)
Gross carrying amount		98,444		63,761
Accumulated amortization	$ (379)	(4,092)	$ 0	(2,800)	$ 0
Net carrying amount		91,552		60,961
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Gross carrying amount		48,485		31,541
Intangible assets subject to amortization, Accumulated amortization		(2,246)		(899)
Intangible assets subject to amortization, Net carrying amount		$ 46,239		$ 30,642
Intangible assets subject to amortization, Weighted useful average life in years		19 years		19 years
Technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Gross carrying amount		$ 42,812		$ 25,368
Intangible assets subject to amortization, Accumulated amortization		(3,677)		(1,508)
Intangible assets subject to amortization, Net carrying amount		$ 39,135		$ 23,860
Intangible assets subject to amortization, Weighted useful average life in years		14 years		12 years
Trademarks
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Gross carrying amount		$ 6,591		$ 6,344
Intangible assets subject to amortization, Accumulated amortization		(969)		(393)
Intangible assets subject to amortization, Net carrying amount		$ 5,622		$ 5,951
Intangible assets subject to amortization, Weighted useful average life in years		9 years		9 years
Cosmos Tradename
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Accumulated amortization				$ 0
Intangible assets not subject to amortization, Carrying amount		$ 300		300
IPR&D
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, Accumulated amortization				0
Intangible assets not subject to amortization, Carrying amount		$ 256		$ 208